Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Revenue Recognition

Revenue recognition

The Group generates revenues from the provision of research and development services to third parties based on both Group and third party owned intellectual property. Such services are performed on a “best efforts” basis without a guarantee of technological or commercial success. For some research programs, Affimed entered into collaborations with other companies that provide the Group with funding or other resources such as access to technologies. From time to time, the Group also licenses its intellectual property to third parties who use it to develop product candidates.

Collaboration and license agreements are evaluated to determine whether they involve multiple promises that represent separate performance obligations typically including research programs, platform licenses or intellectual property licenses.

The total consideration is allocated to separate performance obligations based on relative stand-alone selling prices. Usually sales prices for research and development activities and licenses are not directly observable. Therefore, we use estimation techniques, such as an expected cost plus margin approach, to determine stand-alone selling prices for such services and licenses. Margins are estimated based on market trends within the pharmaceutical industry. For licenses of intangible assets where little or no incremental costs are incurred in providing such licenses, a residual approach is used.

Performance obligations from research programs are satisfied over time because the work performed by the Group either enhances a license that the customer already controls or because the work does not result in an asset with an alternative use for the Group due to contractual restrictions.

Therefore, revenue for such performance obligations is recognized according to the stage of completion measured by reference to costs incurred in relation to anticipated total costs of the research program.

Revenue from platform licenses or intellectual property licenses granted are recognized at a point in time if their nature is a right to use the licensed intellectual property as it exists at the point in time at which the license is granted. This is usually the case when there is no significant continuing involvement by the Group. In these cases, revenue is recognized when control of the license is transferred. Control is considered to be transferred when the customer received all necessary documents and information to begin to use and benefit from the license.

Revenue from platform licenses or intellectual property licenses granted are recognized over time if their nature is to access the licensed intellectual property as it exists throughout the license period. This might be the case when there is significant continuing development to address the content of the platform by the Group. In these cases, revenue is recognized on a straight-line basis until the use of the license by the customer ends.

Payments received from customers commonly include non-refundable upfront payments that are initially recognized as a contract liability, and subsequently recognized as revenue as the related performance obligation is fulfilled. The Group concluded that non-refundable upfront payments do not include financing components because the advance payments arise for reasons other than the provision of financing.

In addition, payment terms may also include payments to be received from customers at a later point in time upon the achievement of certain milestones.

Milestone payments are contingent upon the achievement of contractually stipulated targets. The achievement of these targets or milestones depends largely on meeting specific requirements laid out in the respective agreement. Therefore, individual performance obligations are generally determined based on contractually agreed milestones and related payments. Reaching a milestone will result in a cumulative catch up of revenue for the performance to date.

The Group distinguishes development and registration milestones and sales-based milestones. Whereas development and registration milestone payments are generally recognized on reaching the defined milestones, revenues for sales-based milestones are recognized on achievement of contractually stipulated underlying revenues.

Research and Development

Research and development

Costs incurred related to research activities are expensed in the period when they are incurred. Costs incurred on development projects are recognized as intangible assets beginning on the date it can be established that it is probable that future economic benefits attributable to the asset will flow to the Group considering its technological and commercial feasibility. Given the current stage of the development of the Group’s candidates and technologies, as well as uncertainties regarding successful regulatory approval, no development expenditures have been capitalized in any of the periods presented in these consolidated financial statements. Intellectual property-related costs for patents are part of the expenditure for the research and development projects. Therefore, registration costs for patents are recognized as expensed when incurred as long as the research and development project concerned does not meet the criteria for capitalization.

Employee Benefits

Employee benefits

(i)	Short-term employee benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.

A liability is recognized for the amount expected to be paid under a short-term cash bonus, if (a) the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and (b) the obligation can be estimated reliably.

(ii)	Share-based payment transactions

The Group’s share-based payment awards outstanding as of December 31, 2020 and 2021, are classified as equity-settled share-based plans. The fair value of share-based equity-settled awards granted to employees is measured at grant date and compensation cost is recognized over the vesting period with a corresponding increase in equity. Share-based payment awards with non-employees are measured and recognized when services are received. Fair value is estimated using the Black-Scholes-Merton formula. The formula determines the value of an option based on input parameters like the value of the underlying instrument, the exercise price, the expected volatility of share price returns, dividends, the risk-free interest rate, the expected forfeiture rate and the time to maturity of the option. The number of stock options expected to vest is estimated at each measurement date.

(iii)	Termination benefits

Termination benefits are expensed when the Group can no longer withdraw the offer of those benefits. If benefits are not expected to be settled wholly within 12 months of the reporting date, then they are discounted.

Government Grants

Government grants

The Group receives certain government grants that support its research effort in specific projects. These grants are generally provided in the form of reimbursement of approved costs incurred as defined in the respective grants. Income in respect of grants also includes contributions towards the costs of research and development. Income is recognized when costs under each grant are incurred in accordance with the terms and conditions of the grant and the collectability of the receivable is reasonably assured.

Government grants relating to costs are deferred and recognized in the income statement over the period necessary to match them with the costs they are intended to compensate. When the cash in relation to recognized government grants is not yet received, the amount is included as a receivable on the statement of financial position.

The Group recognizes income from government grants under ‘Other income — net’ in the consolidated statement of comprehensive loss.

Leases

Leases

Affimed recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred. Subsequently, the right-of-use asset is depreciated using the straight-line method from the commencement date to the end of the lease term. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain re-measurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, Affimed’s incremental borrowing rate. Generally, Affimed uses its incremental borrowing rate as the discount rate.

The Group determines the incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and the type of the asset leased.

The lease liability is subsequently measured at amortized cost using the effective interest method. It is re-measured when there is a change in future lease payments arising from a change in an index or rate, a change in the estimate of the amount expected to be payable under a residual value guarantee, or as appropriate, changes in the assessment of whether a purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised.

Affimed has elected not to recognize right-of-use assets and lease liabilities for some short-term leases (leases with less than 12 months of lease term) and right-of-use assets and liabilities for leases of low value assets. Lease payments associated with these leases are recognized as an expense on a straight-line basis over the lease term.

Finance Income and Finance Costs

Finance income and finance costs

Finance income comprises interest income from interest bearing bank deposits. Interest income is recognized as it accrues using the effective interest method.

Finance costs comprise primarily interest expense on borrowings.

Financial Instruments

Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

(i)	Non-derivative financial assets

The Group’s non-derivative financial assets include shares, trade and other receivables, other assets, cash and cash equivalents and certificates of deposit at banks with original maturities of more than three months.

Receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Those debt instruments are held to collect solely payments of principal and interest. They are included in current assets and are subsequently carried at amortized cost.

Cash and cash equivalents comprise cash balances and call deposits with original maturities of three months or less.

The Group holds preferred shares in Amphivena Therapeutics Inc. ("Amphivena"), USA, and common shares in Roivant Sciences Ltd (“Roivant”), USA (see note 15). The Group has elected to present changes in fair value of these investments through other comprehensive income.

(ii)	Non-derivative financial liabilities

The Group’s classes of financial liabilities are borrowings and trade and other payables. The Group initially recognizes non-derivative financial liabilities on the date that they are originated and measures them at amortized cost using the effective interest rate method. The Group derecognizes a financial liability when its contractual obligations are discharged, cancelled or expire.

(iii)	Compound financial instruments

The Group entered into certain loan agreements pursuant to which it issued warrants to purchase common shares of the Group at the option of the respective holders (for warrants issued to SVB (as defined below) see note 21). The number of shares to be issued does not vary with changes in their fair value.

The liability component of the loans was recognized initially at the fair value of a similar liability without a warrant. The equity component was recognized initially at the difference between the fair value of the compound financial instrument as a whole and the fair value of the liability component. Subsequent to initial recognition, the liability component is measured at amortized cost using the effective interest method. The equity component is not re-measured subsequent to initial recognition.

Impairment

Impairment

(i)	Trade and other receivables

Trade and other receivables at amortized cost are subject to the expected credit loss model according to IFRS 9. The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. However, management also considers the factors that may influence the credit risk of its customer base, including the default risk associated with the industry and country in which customers operate.

Affimed determines the counterparties’ lifetime expected credit losses that result from all possible default events over the expected life of a financial instrument based on an estimated rating and corresponding probability of default rates according to the Bloomberg database.

In addition, trade and other receivables are assessed at each reporting date to determine whether there is objective evidence that they are impaired. Trade or other receivables are impaired if objective evidence indicates that a loss event has occurred after the initial recognition of the receivable, and such loss event had a negative effect on the estimated future cash flows of that receivable that can be estimated reliably. Loss events include indications that a debtor is experiencing significant financial difficulty, default or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganization.

All receivables are assessed for specific impairment. Losses are recognized in profit or loss and reflected in an allowance account against receivables. When a subsequent event causes the amount of impairment loss to decrease, the decrease in impairment loss is reversed through profit or loss. No impairments or reversals of impairments were recognized in 2019, 2020 or 2021.

(ii)	Intangible assets and leasehold improvements and equipment

Intangible assets that are acquired by the Group and have finite useful lives are measured at cost less accumulated amortization and any accumulated impairment losses. Items of property, plant and equipment are measured at cost, which includes capitalized borrowing costs, less accumulated depreciation and any accumulated impairment losses.

Amortization and depreciation is calculated using the straight-line method over the estimated useful lives, and is recognized in profit or loss. Depreciation and amortization methods and useful lives are reviewed at each reporting date and adjusted if appropriate. The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

–	Laboratory equipment	5-10 years
–	Office and IT equipment	3-6 years
–	Leasehold improvements	over the term of the lease

Assets that are subject to depreciation or amortization are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount may not be recoverable. An impairment loss is recognized as the amount by which an asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. Non-financial assets that were previously impaired are reviewed for possible reversal of the impairment at each reporting date.

Income Taxes

Income taxes

Income taxes comprise current and deferred tax. Current and deferred taxes are recognized in profit or loss except to the extent that it relates to items recognized directly in equity or in other comprehensive loss.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and adjustments to taxes payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for temporary differences associated with assets and liabilities if the transaction which led to their initial recognition is a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss.

Deferred tax is measured at tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets and liabilities are presented net if there is a legally enforceable right to offset.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Fair Value Measurement

Fair Value Measurement

All assets and liabilities for which fair value is recognized in the consolidated financial statements are classified in accordance with the following fair value hierarchy, based on the lowest level input parameter that is significant on the whole for fair value measurement:

●	Level 1 — Prices for identical assets or liabilities quoted in active markets (non-adjusted)
●	Level 2 — Measurement procedures, in which the lowest level input parameter significant on the whole for fair value measurement is directly or indirectly observable for on the market and which are not included in Level 1.
●	Level 3 — Measurement procedures, in which the lowest level input parameter significant on the whole for fair value measurement is not directly or indirectly observable for on the market

The carrying amount of all trade and other receivables, other assets, certificates of deposit, cash and cash equivalents, trade and other payables and loans is a reasonable approximation of the fair value and therefore information about the fair values of those financial instruments has not been disclosed. The measurement of the fair value of preferred and common shares in other companies held by the group is based on level 1 and level 3 inputs (see note 15). The Group recognises transfers between levels of the fair value hierarchy as at the date at which the change has occurred.

Loss Per Share

Loss per share

Loss per common share is calculated by dividing the loss for the period by the weighted average number of common shares outstanding during the period.

The Group has granted warrants under certain loan agreements (see note 21) and options under share-based payment programs (see note 20) which potentially have a dilutive effect, however no instruments actually had a dilutive effect due to the net loss generated.

Critical judgments and accounting estimates

Critical judgments and accounting estimates

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

In preparing these financial statements, the critical judgments made by management in applying the Group’s accounting policies resulted in the following accounting estimates:

(i)	Share-based payments

The fair value of stock options issued by Affimed N.V. is estimated using the Black-Scholes-Merton formula. The formula determines the value of an option based on input parameters like the value of the underlying instrument, the exercise price, the expected volatility of share price returns, dividends, the risk-free interest rate and the time to maturity of the option. The fair value of share-based equity-settled compensation plans is measured at grant date and compensation cost is recognized over the vesting period with a corresponding increase in equity. The number of stock options expected to vest is estimated at each measurement date.

(ii)	Revenue recognition

The Group’s contracts with the majority of our customers contain multiple performance obligations. Judgment is required in determining whether a good or service is considered a separate performance obligation. If standalone selling prices are not directly observable, the Group allocates the transaction price to the performance obligations by reference to the expected cost plus a margin. In doing so, observable input data such as internal project plans and margins are used.

The Group has entered into research service agreements, collaboration and license agreements with customers for which non-refundable upfront payments are received for research funding purposes, technology access fees and/or milestone payments. Generally, the Group has continuing performance obligations and therefore upfront payments are initially recognized as a contract liability, and the related revenues are subsequently recognized as the related performance obligation is fulfilled. In this context, the determination of the stage of completion requires judgement, in particular with respect to the anticipated total costs of research programs. Technology access fees are generally initially recognized as a contract liability and subsequently recognized over the expected term of the agreement on a straight-line basis.

The determination of whether a performance obligation is satisfied at a point in time versus over time might also require judgment.

New standards and interpretations not yet adopted

New standards and interpretations not yet adopted

The following new standards and amendments to standards are effective for annual periods beginning after December 31, 2021 and have not been applied in preparing these consolidated financial statements.

Standard/interpretation	Effective Date 1

Amendments to IFRS 3 Business Combinations	January 1, 2022
Amendments to IAS 16 Property, Plant and Equipment	January 1, 2022
Amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets	January 1, 2022
Annual Improvements 2018-2020	January 1, 2022
Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current	January 1, 2023
Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies	January 1, 2023
Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates	January 1, 2023
Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction	January 1, 2023

1 Shall apply for periods beginning on or after the date shown in the effective date column.

The amended standards are not expected to have a significant effect on the consolidated financial statements of the Group.